PREPAYMENTS, NET	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
PREPAYMENTS, NET
6.	Prepayments, net

Prepayments, net consist of the following:

	December 31,	December 31,
	2019	2018

Prepayments	$487,841	$1,457,272
Allowance for doubtful accounts	(188,264)	(124,740)
Total prepayments, net	$299,577	$1,332,532

Movements of allowance for doubtful accounts are as follows:

Beginning balance	$124,740	$127,470
Addition	66,045	4,310
Exchange rate effect	(2,521)	(7,040)
Ending balance	$188,264	$124,740